Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Ending balance	78,906,708
Ending balance	$ 255.8
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	38,543,761	42,652,906
Issued upon exercise of stock options	299,102	1,668,032
Issued in exchange of multiple voting shares	570,779	936,692
Repurchased under the SIB	(2,427,184)	(3,381,641)
Repurchased under the NCIB	(463,950)	(3,332,228)
Ending balance	36,522,508	38,543,761
Beginning balance	$ 257.1	$ 206.8
Issued upon exercise of stock options	15.4	86.1
Issued in exchange of multiple voting shares	0.1	0.1
Repurchased under the SIB	(17.1)	(18.7)
Repurchased under the NCIB	(3.1)	(17.2)
Ending balance	$ 252.4	$ 257.1
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	42,954,979	43,891,671
Issued in exchange of multiple voting shares	(570,779)	(936,692)
Ending balance	42,384,200	42,954,979
Beginning balance	$ 3.5	$ 3.6
Exchanged for subordinate voting shares	(0.1)	(0.1)
Ending balance	$ 3.4	$ 3.5